SCHEDULE OF NOTES PAYABLE (Details) (Parenthetical) - Titan Trucking LLC [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Feb. 01, 2021	May 05, 2020
Restructuring Cost and Reserve [Line Items]
Loan payable		$ 406,153	$ 406,152
Debt forgiveness	$ 812,305